Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	May 29, 2025	May 13, 2025
C000256862
Account Value [Line Items]
Account Value	$ 11,364		$ 10,000
C000256863
Account Value [Line Items]
Account Value	11,044		10,000
C000256864
Account Value [Line Items]
Account Value	11,227	$ 10,000
C000256865
Account Value [Line Items]
Account Value	11,675	10,000
C000256866
Account Value [Line Items]
Account Value	10,687		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	11,404		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	11,097		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	11,194	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	11,603	$ 10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	11,323		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	11,658		10,000
FTSE Developed Core Infrastructure 50/50 Index
Account Value [Line Items]
Account Value	$ 10,802		$ 10,000